Other assets, net (Tables)	12 Months Ended
Dec. 31, 2017
Other assets, net [Abstract]
Other assets

Other assets as of December 31, 2016 and 2017 are as follows:

	2016		2017
Accounts receivable	~~W~~	5,333,459	6,295,129
Domestic exchange settlement debit		6,123,196	2,973,751
Guarantee deposits		1,167,045	1,158,693
Present value discount		(37,863)	(50,170)
Accrued income		1,342,009	1,624,992
Prepaid expense		115,583	163,727
Suspense payments		57,691	63,486
Sundry assets		58,347	53,034
Separate account assets		2,737,869	3,040,534
Advance payments		280,301	219,861
Unamortized deferred acquisition cost		975,365	888,262
Other		66,592	170,338
Allowances for impairment		(51,186)	(49,679)

	~~W~~	18,168,408	16,551,958